Note 16 - Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		For Capital Adequacy Purposes			To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
	(Dollars in Thousands)
As of December 31, 2015:
Total capital (to risk-weighted assets)	$18,953	15.76%	$	≥8,418	≥8.00%	$	≥10,523	≥10.00%
Tier 1 capital (to risk-weighted assets)	17,612	14.64		≥4,209	≥6.00		≥6,314	≥8.00
Common Equity Tier 1 capital (to risk-weighted assets	17,612	14.64		≥4,209	≥4.50		≥6,314	≥6.50
Tier 1 capital (to average assets)	17,612	9.84		≥6,028	≥4.00		≥7,535	≥5.00
	Actual		For Capital Adequacy Purposes			To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
	(Dollars in Thousands)
As of December 31, 2014:
Total capital (to risk-weighted assets)	$17,362	16.50%	$	≥8,418	≥8.00%	$	≥10,523	≥10.00%
Tier 1 capital (to risk-weighted assets)	16,187	15.38		≥4,209	≥4.00		≥6,314	≥6.00
Common Equity Tier 1 capital (to risk-weighted assets	NA	NA		NA	NA		NA	NA
Tier 1 capital (to average assets)	16,187	10.74		≥6,028	≥4.00		≥7,535	≥5.00